Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2020 Fund - Fidelity Advisor Freedom 2020 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381